Document And Entity Information	Dec. 22, 2022
Document Information Line Items
Entity Registrant Name	BOWLERO CORP.
Document Type	POS AM
Amendment Flag	true
Amendment Description	EXPLANATORY NOTEOn January 21, 2022, Bowlero Corp. (“Bowlero,” the “Company,” “we,” “us” or “our”) filed a registration statement on Form S-1 (File No. 333-262179) (as amended, the “Registration Statement”) with the Securities and Exchange Commission (the “SEC”). The Registration Statement was initially declared effective by the SEC on January 31, 2022.On September 26, 2022, the Company filed Post-Effective Amendment No. 1 to the Registration Statement to include as an exhibit KPMG LLP’s consent to the use of its report dated September 15, 2022, with respect to the consolidated financial statements of Bowlero Corp. included in the Prospectus Supplement No. 6 dated September 15, 2022 filed pursuant to Rule 424(b)(3). On October 12, 2022, the Company filed Post-Effective Amendment No. 2 to the Registration Statement to (i) include the information contained in Bowlero’s Annual Report on Form 10-K for the year ended July 3, 2022, that was filed with the SEC on September 15, 2022, (ii) include updated information regarding the selling securityholders named in this prospectus and the securities covered hereby, including removal of the warrants previously included under the Registration Statement, and (iii) update certain other information in the Registration Statement to reflect current business operations. The Post-Effective Amendment No. 2 was declared effective by the SEC on October 17, 2022.This Post-Effective Amendment No. 3 to the Registration Statement is being filed to (i) convert the Registration Statement into a registration statement on Form S-3 and (ii) include updated information regarding selling securityholders named in the prospectus. No additional securities are being registered under this Post-Effective Amendment No. 3. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Central Index Key	0001840572
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE